Mineral properties (Details Narrative)							6 Months Ended		12 Months Ended
	Mar. 12, 2026 CAD ($) shares	Feb. 20, 2026 CAD ($) shares	Aug. 19, 2025 CAD ($) shares	May 28, 2025 USD ($) shares	May 28, 2025 CAD ($)	May 28, 2025 AUD ($)	Jun. 30, 2026 CAD ($)	Jun. 30, 2025 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)	Aug. 19, 2026 CAD ($)	May 28, 2025 CAD ($) shares
IfrsStatementLineItems [Line Items]
Carrying amount of mineral rights							$ (1,393,336)	$ 406,310
Capitalized to mineral properties							$ 0
Option To Bounty Gold To Acquire Laird Lake Project [Member]
IfrsStatementLineItems [Line Items]
Percentage of cash payment							75.00%
Common shares interest rate							25.00%
Payment for cash							$ 1,250,000
Option To Bounty Gold To Acquire Laird Lake Project 1 [Member]
IfrsStatementLineItems [Line Items]
Percentage of cash payment							50.00%
Common shares interest rate							50.00%
Payment for cash							$ 1,500,000
Option To Bounty Gold To Acquire Laird Lake Project 2 [Member]
IfrsStatementLineItems [Line Items]
Percentage of cash payment							25.00%
Common shares interest rate							75.00%
Payment for cash							$ 1,750,000
NSR [Member]
IfrsStatementLineItems [Line Items]
Payment for cash							1,000,000
Nubian USA [Member]
IfrsStatementLineItems [Line Items]
Acquired interest													100.00%
Net Smelter Returns [Member]
IfrsStatementLineItems [Line Items]
Returns seller retained royalty percentage													1.00%
Returns royalty percentage													0.50%
Royalty purchased													$ 500,000
Percentage of royalty fair market value													0.50%
Fortunas And Prout [Member]
IfrsStatementLineItems [Line Items]
Acquired interest									100.00%	100.00%	100.00%	100.00%
Consideration amount									$ 230,000	$ 295,272	$ 230,000	$ 295,272
Mammoth [Member]
IfrsStatementLineItems [Line Items]
Acquired interest				80.00%											80.00%
Consideration amount					$ 178,253	$ 200,000
Number of ordinary shares issued | shares				32,000,000											32,000,000
Fair market value				$ 2,059,520											$ 2,839,872
Carrying amount of mineral rights				2,187,635	$ 3,018,125
Purchase of exploration and evaluation assets				$ 5,000,000
Investments in joint ventures earn interest percentage				80.00%											80.00%
Free carried interest percentage				20.00%											20.00%
Oneman Lake [Member]
IfrsStatementLineItems [Line Items]
Acquired interest									100.00%	100.00%
Bounty Gold [Member]
IfrsStatementLineItems [Line Items]
Fair value			$ 50,000
Cash payment			$ 25,000				1,000,000
Stock issued for acquisition, shares issued | shares			500,000
Stock issued for acquisition, value			$ 25,000
Bounty Gold [Member] | Nonadjusting Event [Member]
IfrsStatementLineItems [Line Items]
Fair value														$ 50,000
Cash payment														$ 50,000
Bounty Gold One [Member]
IfrsStatementLineItems [Line Items]
Fair value							50,000
Bounty Gold Two [Member]
IfrsStatementLineItems [Line Items]
Fair value							$ 50,000
Wabauskang [Member]
IfrsStatementLineItems [Line Items]
Fair value		$ 6,000
Stock issued for acquisition, shares issued | shares		10,101
Forester Gold Project [Member]
IfrsStatementLineItems [Line Items]
Acquired interest	100.00%
Stock issued for acquisition, shares issued | shares	4,242,429
Stock issued for acquisition, value	$ 2,310,000
Cash reimbursements	13,293
Royalty adjusted for inflation	$ 2,000,000